Long-term debt - Schedule of Debt (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Long-Term Debt, Unclassified [Abstract]
Convertible senior notes	¥ 4,775,871		¥ 95,153
Long-term bank loans			3,069,000
Other long-term borrowing			100,000
Total	¥ 4,775,871	$ 682,940	¥ 3,264,153